Loss Per Share of Common Stock - Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive excluded from the calculation of diluted net loss per share (in shares)	5,600,988	989,826
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive excluded from the calculation of diluted net loss per share (in shares)	498,298	171,980
Unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive excluded from the calculation of diluted net loss per share (in shares)	847,777	10,665
Unvested restricted stock (service provider)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive excluded from the calculation of diluted net loss per share (in shares)	5,000	0
Common shares underlying convertible debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive excluded from the calculation of diluted net loss per share (in shares)	968,973	18,642
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive excluded from the calculation of diluted net loss per share (in shares)	3,280,940	788,539